Investment Portfolio	as of December 31, 2021 (Unaudited)
DWS Small Cap Core Fund
	Shares	Value ($)

Common Stocks 93.1%
Communication Services 4.0%
Diversified Telecommunication Services 0.9%
IDT Corp. "B"*	60,000	2,649,600
Liberty Latin America Ltd. "A"*	105,676	1,232,182
Liberty Latin America Ltd. "C"*	51,111	582,666
		4,464,448
Interactive Media & Services 2.0%
Ziff Davis, Inc.* (a)	86,000	9,533,960
Media 1.1%
Thryv Holdings, Inc.* (a)	125,000	5,141,250
Consumer Discretionary 12.8%
Auto Components 0.9%
Linamar Corp.	70,000	4,146,488
Diversified Consumer Services 3.0%
Stride, Inc.*	425,000	14,165,250
Hotels, Restaurants & Leisure 4.0%
Bally's Corp.*	75,000	2,854,500
International Game Technology PLC*	250,000	7,227,500
Papa John's International, Inc.	40,000	5,338,800
RCI Hospitality Holdings, Inc.	50,000	3,894,000
		19,314,800
Household Durables 2.7%
Installed Building Products, Inc. (a)	60,000	8,383,200
LGI Homes, Inc.* (a)	30,000	4,634,400
		13,017,600
Specialty Retail 2.2%
Camping World Holdings, Inc. "A" (a)	250,000	10,100,000
Leslie's, Inc.*	11,950	282,737
		10,382,737
Consumer Staples 1.8%
Personal Products
Medifast, Inc.	40,000	8,377,200
Energy 3.4%
Energy Equipment & Services 0.3%
Liberty Oilfield Services, Inc. "A"*	150,000	1,455,000
Oil, Gas & Consumable Fuels 3.1%
Antero Resources Corp.*	100,000	1,750,000
California Resources Corp.*	95,000	4,057,450

Crescent Energy, Inc. "A"* (a)	585,807	7,428,033
Northern Oil and Gas, Inc.	75,000	1,543,500
		14,778,983
Financials 15.6%
Banks 7.5%
Cadence Bank	227,500	6,777,225
First BanCorp.	475,000	6,545,500
Frontier Acquisition Corp.*	100,000	988,000
Hancock Whitney Corp.	85,000	4,251,700
OFG Bancorp.	340,000	9,030,400
The Bancorp, Inc.*	75,000	1,898,250
UMB Financial Corp.	35,000	3,713,850
Webster Financial Corp.	45,000	2,512,800
		35,717,725
Capital Markets 1.9%
Blucora, Inc.*	268,200	4,645,224
Moelis & Co. "A"	70,000	4,375,700
		9,020,924
Consumer Finance 1.1%
Green Dot Corp. "A"*	40,000	1,449,600
Navient Corp.	175,000	3,713,500
		5,163,100
Insurance 2.2%
Argo Group International Holdings Ltd.	42,770	2,485,365
eHealth, Inc.* (a)	205,000	5,227,500
Selective Insurance Group, Inc.	35,000	2,867,900
		10,580,765
Thrifts & Mortgage Finance 2.9%
Essent Group Ltd.	53,200	2,422,196
Walker & Dunlop, Inc.	75,000	11,316,000
		13,738,196
Health Care 18.1%
Biotechnology 3.0%
Anavex Life Sciences Corp.* (a)	75,000	1,300,500
Arena Pharmaceuticals, Inc.*	50,000	4,647,000
Ligand Pharmaceuticals, Inc.*	20,000	3,089,200
NeuBase Therapeutics, Inc.*	100,000	281,000
Selecta Biosciences, Inc.*	250,000	815,000
Travere Therapeutics, Inc.*	131,194	4,072,261
		14,204,961
Health Care Equipment & Supplies 0.4%
OraSure Technologies, Inc.*	250,000	2,172,500
Health Care Providers & Services 12.9%
AMN Healthcare Services, Inc.*	50,000	6,116,500
Brookdale Senior Living, Inc.*	425,000	2,193,000
Clover Health Investments Corp.* (a)	125,000	465,000
Cross Country Healthcare, Inc.*	625,000	17,350,000
ModivCare, Inc.*	75,000	11,121,750
Molina Healthcare, Inc.*	18,000	5,725,440
Option Care Health, Inc.*	150,000	4,266,000
Owens & Minor, Inc.	150,000	6,525,000

RadNet, Inc.*	150,000	4,516,500
Tivity Health, Inc.*	115,000	3,040,600
		61,319,790
Pharmaceuticals 1.8%
ANI Pharmaceuticals, Inc.*	70,000	3,225,600
Avadel Pharmaceuticals PLC (ADR)* (a)	245,485	1,983,519
Axsome Therapeutics, Inc.* (a)	30,000	1,133,400
Pacira BioSciences, Inc.*	33,888	2,039,041
		8,381,560
Industrials 17.7%
Aerospace & Defense 0.9%
Ducommun, Inc.*	95,000	4,443,150
Building Products 2.9%
Builders FirstSource, Inc.*	90,000	7,713,900
Masonite International Corp.*	50,000	5,897,500
		13,611,400
Commercial Services & Supplies 2.0%
Atento SA*	131,828	3,365,569
Interface, Inc.	215,000	3,429,250
The Brink's Co.	39,000	2,557,230
		9,352,049
Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	43,248	1,578,120
Thermon Group Holdings, Inc.*	93,454	1,582,176
		3,160,296
Professional Services 0.9%
ManTech International Corp. "A"	40,000	2,917,200
Mistras Group, Inc.*	200,000	1,486,000
		4,403,200
Trading Companies & Distributors 10.3%
H&E Equipment Services, Inc.	110,000	4,869,700
Rush Enterprises, Inc. "A"	75,000	4,173,000
Titan Machinery, Inc.*	200,000	6,738,000
Veritiv Corp.*	225,000	27,578,250
WESCO International, Inc.*	45,000	5,921,550
		49,280,500
Information Technology 11.2%
Communications Equipment 2.1%
Calix, Inc.*	125,000	9,996,250
Electronic Equipment, Instruments & Components 0.4%
Benchmark Electronics, Inc.	75,000	2,032,500
IT Services 2.3%
Cantaloupe, Inc.* (a)	235,000	2,086,800
EVERTEC, Inc.	175,000	8,746,500
		10,833,300
Semiconductors & Semiconductor Equipment 2.7%
CMC Materials, Inc.	26,000	4,983,940
Kulicke & Soffa Industries, Inc. (a)	125,000	7,567,500
		12,551,440

Software 3.7%
Agilysys, Inc.*	200,000	8,892,000
Consensus Cloud Solutions, Inc.*	26,666	1,543,161
CoreCard Corp.*	19,005	737,394
Verint Systems, Inc.*	125,000	6,563,750
		17,736,305
Materials 3.6%
Chemicals 2.4%
Amyris, Inc.* (a)	150,000	811,500
Huntsman Corp.	200,000	6,976,000
Tronox Holdings PLC "A"	150,000	3,604,500
		11,392,000
Metals & Mining 1.2%
Cleveland-Cliffs, Inc.* (a)	250,000	5,442,500
Real Estate 3.4%
Equity Real Estate Investment Trusts (REITs)
CatchMark Timber Trust, Inc. "A"	200,000	1,742,000
Community Healthcare Trust, Inc.	65,000	3,072,550
Farmland Partners, Inc.	650,000	7,767,500
Preferred Apartment Communities, Inc.	200,000	3,612,000
		16,194,050
Utilities 1.5%
Electric Utilities 0.6%
PNM Resources, Inc.	65,000	2,964,650
Multi-Utilities 0.9%
NorthWestern Corp.	75,000	4,287,000
Total Common Stocks (Cost $253,530,437)		442,757,827
	Principal Amount ($)	Value ($)

Convertible Bonds 0.2%
Energy
ION Geophysical Corp., 8.0%, 12/15/2025 (Cost $1,133,000)	1,133,000	796,351
	Shares	Value ($)

Securities Lending Collateral 7.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $36,531,678)	36,531,678	36,531,678

Cash Equivalents 6.7%
DWS Central Cash Management Government Fund, 0.05% (b) (Cost $32,029,064)	32,029,064	32,029,064

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $323,224,179)	107.7	512,114,920
Other Assets and Liabilities, Net	(7.7)	(36,423,822)
Net Assets	100.0	475,691,098

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2021 are as follows:
Value ($) at 9/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2021	Value ($) at 12/31/2021
Securities Lending Collateral 7.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
44,455,761	—	7,924,083 (d)	—	—	10,726	—	36,531,678	36,531,678
Cash Equivalents 6.7%
DWS Central Cash Management Government Fund, 0.05% (b)
20,704,388	32,403,808	21,079,132	—	—	2,754	—	32,029,064	32,029,064
65,160,149	32,403,808	29,003,215	—	—	13,480	—	68,560,742	68,560,742
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2021 amounted to $35,531,513, which is 7.5% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2021.
ADR: American Depositary Receipt

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$442,757,827	$—	$—	$442,757,827
Convertible Bonds	—	796,351	—	796,351
Short-Term Investments (a)	68,560,742	—	—	68,560,742
Total	$511,318,569	$796,351	$—	$512,114,920
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSCCF-PH1
R-080548-1 (1/23)